Condensed Financial Information of Deswell Industries, Inc. (Details) - Schedule of Condensed Income Statement - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Condensed Income Statement [Line Items]
Equity in earnings of subsidiaries	$ 8,229	$ 2,488	$ 8,661
Operating expenses	520	429	429
Income before income taxes	7,709	2,059	8,232
Income taxes
Net income	7,709	2,059	8,232
Share of other comprehensive income of subsidiaries
Total comprehensive income	$ 7,709	$ 2,059	$ 8,232